Taxation - Reconciliation of Weighted Average Statutory Income Tax Rate To Effective Income Tax Rate (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Result before tax from continuing operations		€ 5,653	€ 6,986	€ 8,085
Weighted average statutory tax rate		25.80%	25.80%	27.50%
Weighted average statutory tax amount		€ 1,459	€ 1,803	€ 2,226
Participation exemption		(49)	(77)	(45)
Other income not subject to tax		(76)	(70)	(74)
Expenses not deductible for tax purposes		237	346	156
Impact on deferred tax from change in tax rates		(57)	50	55
Deferred tax benefit from previously unrecognised amounts				4
Current tax from previously unrecognised amounts		(48)	(28)	(66)
Write-off/reversal of deferred tax assets		2	4	2
State and local taxes		72	25	47
Adjustment to prior periods		16	7	110
Effective tax amount	[1]	€ 1,652	€ 2,116	€ 2,539
Effective tax rate		29.20%	30.30%	31.40%

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.